Document and Entity Information shares in Thousands	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	SilverCrest Metals Inc.
Entity Central Index Key	0001659520
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2020
Document Type	40-F
Entity Common Stock, Shares Outstanding	129,329,631
Document Fiscal Year Focus	2020
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes